USAA              USAA INVESTMENT MANAGEMENT COMPANY
EAGLE             -------------------------------------------------------------
LOGO              9800 FREDERICKSBURG ROAD   SAN ANTONIO, TEXAS 78288


                                             December 1, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      USAA Mutual Fund, Inc.
         1933 Act File No. 2-49560
         1940 Act File No. 811-2429

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on November 30, 1999, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                             Sincerely,

                                             /S/ MARK S. HOWARD
                                             ------------------------
                                             Mark S. Howard
                                             Assistant Vice President
                                             Securities Counsel

Enclosures

cc:      Philip H. Newman, Esq.
         Alex M. Ciccone